Share based compensation	12 Months Ended
Dec. 31, 2013
Share based compensation [Abstract]
Share based compensation
18.    Share based compensation
Stock appreciation rights ("SARs")
SAR's were granted to certain employees and officers in August 2013. The SARs vest on a graded time-based schedule (20% on each anniversary of the grant date). Vesting in the first three years is subject to certain market conditions being met. On the third anniversary of the award the vesting reverts to being solely dependent on service. The exercise price is $14 per share, Ardmore's IPO price.
The total number of units awarded was 1,078,125 with a contractual term of 7 years. The grant date fair value was calculated by applying a model based on Monte Carlo simulation. The model inputs were the grant price, based on the IPO price, a dividend yield of 2.87% based on the initial intended dividend set out at the IPO date, a risk free rate of return equal to the zero coupon US Treasury bill commensurate with the contractual terms of the units of 2.15% and expected volatility of 54.89%, based on the average of most recent historical volatilities in an Ardmore peer group. The weighted average fair value of the units is $4.28 per unit and the average expected exercise life ranges from 4.9 to 6 years. Ardmore has determined that none of the units will be forfeited prior to the requisite services being provided.
The cost of each tranche is being recognized by Ardmore, on a straight line basis. The recognition of share based compensation costs related to the 20% tranches that vest in one and two years will be accelerated if the market condition is met and the requisite service period has been completed. The total cost charged to the consolidated statement of operations for the year ended December 31, 2013, was $560,071 and is included in general and administrative expenses. The remaining unrecognized share-based compensation cost at December 31, 2013 is $4,056,460. It is expected that unrecognized compensation cost related to each tranche will be recognized over the respective service period through the fifth anniversary of the grant (i.e., August 1, 2018). Ardmore's policy for issuing shares, if exercised, is to register and issue new common shares to the beneficiary.
Management Incentive Units
During the period ended December 31, 2010 the parent of ASCs Predecessor Company, ASLLC, implemented a Management Incentive Unit award scheme whereby certain employees are awarded units in ASLLC's parent. The date of grant of the units was July 5, 2010. The units vest on that date but are subject to forfeiture whereby the units are returned by the recipient if certain time (five years' service) and performance criteria are not met. If all of the performance criteria are met, the units will no longer be subject to forfeiture on the fifth anniversary of the date of grant.

The total number of units awarded in the parent, in respect of services to be performed to Ardmore, was 6,250. The estimated fair value of each Management Incentive Unit granted in Management Incentive Unit award scheme is $9 per unit. The intrinsic value of Management Incentive Units at the date of grant is nil. The fair value was calculated by applying a model based on Monte Carlo simulation whereby a range of probable outcomes of return were identified based on the performance criteria attached to the units. The model inputs were the market value of the ordinary units at grant date, expected returns over a five year period, with a cost of equity of 25%. The market value of the ordinary units was par at the date of the investment. Discounts were applied to the units, in arriving at fair value, for a lack of voting rights, control and marketability. The probability of various returns was based on analysis of the historical performance of charter rates and ship values, taking account of volatility, over a ten year period.
Ardmore's units have been valued using level three inputs of the fair value hierarchy. The cost of the unit award is recognized by Ardmore, on a straight line basis, as the services are received. The total cost charged to the consolidated statement of operations of Ardmore, for the year ended December 31, 2013 was $11,250 (2012: $11,250 and 2011: $16,674) and the cost is included as part of staff salaries. The remaining unrecognized share-based compensation cost at December 31, 2013 is $17,076.